Schedule of components of income tax expense recognized in profit or loss (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Notes and other explanatory information [abstract]
Current year's provision	$ 14,666	$ 19,145	$ 33,361	$ 28,036
Under/Over provision in prior financial year	(19,972)	(26,072)		28,091
Current income tax	(5,306)	(6,927)	33,361	56,127
Origination and reversal of temporary differences	(8,522)	(11,124)	(17,508)	(18,596)
Income tax expense	$ (13,828)	$ (18,051)	$ 15,853	$ 37,531